FINANCIAL INCOME, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income:
Interest income	$ 1,842	[1]	$ 2,373	[1]	$ 1,720	[1]
Foreign currency translation adjustments, net	207		39
Realized gain related to sale of marketable securities	13		35		73
Total income	2,062		2,447		1,793
Expenses:
Interest and bank charges	(14)		(15)		(26)
Foreign currency translation adjustments, net					(54)
Total expenses	(14)		(15)		(80)
Financial income, net	$ 2,048		$ 2,432		$ 1,713

[1]	Including amortization of premium and accretion of discount, on available-for-sale marketable securities, net.